Invested assets and net new money (Detail 1) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		$ 397	$ 358
Discretionary assets		1,459	1,209
Other invested assets		2,331	2,040
Total invested assets	[1]	4,187	3,607	$ 3,101
of which: double counts		311	248
Net new money	[1]	127	51
UBS AG
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		397	358
Discretionary assets		1,459	1,209
Other invested assets		2,331	2,040
Total invested assets	[1]	4,187	3,607	$ 3,101
of which: double counts		311	248
Net new money	[1]	$ 127	$ 51

[1]	Includes double counts.